Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes

The Company is subject to U.S. Federal and state income taxes. The provision (benefit) for income taxes for the tax years ended December 31, 2017 and 2016 are as follows:

	Years Ended December 31,
	2017	2016
Current:
Federal	$-	$-
State	-	-
Total current	-	-

Deferred:
Federal	(116,783)	-
State	(50,004)	-
Total deferred tax benefit	(166,787)	-
Valuation allowance	166,787	-
Net deferred tax benefit	-	-

Total tax provision (benefit)	$-	$-

Schedule of Deferred Tax Assets

	December 31, 2017	December 31, 2016
Deferred Tax Assets:
Non-current
Net operating loss carry forward - Federal	$49,822	$-
Net operating loss carry forward - State	21,333	-
Start-up expenditures and amortization	95,632	-
Total non-current deferred tax assets	166,787	-
Valuation allowance for deferred tax assets	(166,787)	-
Total deferred tax assets	$-	$-

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the Company’s effective income tax rate and statutory income tax rate at December 31, 2017 and 2016 is as follows:

	December 31, 2017	December 31, 2016
Federal statutory income tax rate	34.00%	0.00%
State tax rate, net	5.45%	0.00%
Permanent differences	-0.02%	0.00%
Impact of change in federal income tax rates	-11.92%	0.00%
Deferred tax asset valuation allowance	-27.51%	0.00%
Effective income tax rate	0.00%	0.00%